Note 3 - Summary of Significant Accounting Policies: Reclassification (Policies)	3 Months Ended
Mar. 31, 2013
Policies
Reclassification	Reclassification Certain reclassifications have been made to prior periods’ data to conform to the current period’s presentation. These reclassifications had no impacts on the reported net loss.